Net interest income (Tables)	12 Months Ended
Dec. 31, 2023
Net interest income
Schedule of net interest income

Skr mn	2023	2022	2021
Interest income
Loans to credit institutions	1,113	506	131
Loans to the public	9,181	5,106	3,782
Loans in the form of interest--bearing securities	2,448	1,114	776
Interest-bearing securities excluding loans in the form of interest-bearing securities	2,885	535	50
Derivatives	3,519	-797	-2,239
Administrative remuneration CIRR-system[1]	261	237	198
Other assets	31	28	21
Total interest income	19,438	6,729	2,719
Interest expenses
Interest expenses excl. resolution fee	-16,299	-4,353	-724
Resolution fee	-94	-88	-88
Risk tax	-150	-109	—
Total interest expenses	-16,543	-4,550	-812
Net interest income	2,895	2,179	1,907
1	Including administrative remuneration for concessionary loans by Skr 1 million (2022: Skr 1 million).

Skr mn	2023	2022	2021
Interest income were related to:
Financial assets at fair value through profit or loss	5,817	-32	-1,750
Derivatives used for hedge accounting	637	-183	-439
Financial assets at amortized cost	12,984	6,944	4,908
Total interest income	19,438	6,729	2,719
Interest expenses were related to:
Financial liabilities at fair value through profit or loss	1,048	1,346	530
Financial assets measured at fair value through profit or loss – negative interest on income	—	-37	-73
Financial assets measured at amortized cost - negative interest income	—	0	0
Derivatives used for hedge accounting	-8,035	-1,405	2,146
Financial liabilities at amortized cost	-9,556	-4,454	-3,415
Total interest expenses	-16,543	-4,550	-812
Net interest income	2,895	2,179	1,907

Schedule of interest income by geographical areas

Skr mn	2023	2022	2021
Sweden	7,256	1,907	863
Europe except Sweden	6,866	1,071	-944
Countries outside of Europe	5,316	3,751	2,800
Total interest income	19,438	6,729	2,719

Schedule of interest income by product group

Skr mn	2023	2022	2021
Lending to Swedish exporters	7,352	2,714	1,596
Lending to exporters’ customers[1]	3,679	1,782	932
Liquidity	8,407	2,233	191
Total interest income	19,438	6,729	2,719
1	In interest income for Lending to exporters’ customers, Skr 260 million (2022: Skr 236 million) represents remuneration from the CIRR-system, see Note 24.